Stock-Based Compensation - Summary of Compensation Cost (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation cost	$ 1,808,000	$ 566,000	$ 1,994,000	$ 16,000	$ 156,000
Minimum
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Vesting period			1 year
Maximum
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Vesting period			3 years
Redbox Equity Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation cost			$ 996,000
Restricted Stock Units (RSUs) [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of shares receivable for each unit			1
Exercise price | $ / shares			$ 0
Unrecognized compensation cost			$ 23,100,000
Restricted Stock Units (RSUs) [Member] | Minimum
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Vesting period			1 year
Restricted Stock Units (RSUs) [Member] | Maximum
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Vesting period			3 years
Restricted Stock Units (RSUs) [Member] | Redbox Equity Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation cost			$ 996,000